Warrants (Details) - Schedule of reconciliation of the beginning and ending balances of warrants liability - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Warrants (Details) - Schedule of reconciliation of the beginning and ending balances of warrants liability [Line Items]
Beginning balance	$ 1,152
Fair value change of the issued warrants included in earnings	(61)
Ending balance	$ 1,091